Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,228,160	¥ 202,680	¥ 802,332
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units-Morgan Stanley	(3,826)	(3,212)	(2,704)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 1,224,334	¥ 199,468	¥ 799,628
Shares (Denominator):
Weighted average common shares outstanding	13,291,842	13,574,314	13,885,842
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under Board Incentive Plan	1,650	10,571	17,474
Weighted average common shares for diluted computation	13,293,492	13,584,885	13,903,316
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 92.40	¥ 14.93	¥ 57.78
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 92.10	¥ 14.68	¥ 57.51